SCHEDULE OF CURRENT INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss before tax	$ (31,185,275)	$ (5,212,879)	$ (4,862,470)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(1,998,482)	(381,348)	(821,825)
Tax effect of expenses that are not deductible	377,120	215,019	405,775
Tax effect of income that are not taxable			(676,665)
Tax effect of tax losses not recognized	1,721,869	166,329	1,092,715
Withholding tax paid during the year	(60,750)
Under-provision in prior years			(8,917)
Others	(765)
Income tax credit (expense)	$ 38,992		$ (8,917)